Expense Example - Optima Strategic Credit Fund	Aug. 31, 2025 USD ($)
Founders Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 201
Expense Example, with Redemption, 3 Years	621
Expense Example, with Redemption, 5 Years	1,068
Expense Example, with Redemption, 10 Years	2,306
Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	226
Expense Example, with Redemption, 3 Years	697
Expense Example, with Redemption, 5 Years	1,195
Expense Example, with Redemption, 10 Years	$ 2,565